UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10083
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                 Excelsior Directional Hedge Fund of Funds, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: December 31, 2004
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ITEM 1.   SCHEDULE OF INVESTMENTS

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Schedule of Investments
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                                                               December 31, 2004

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
                                                                                      % of   Shares or %
                                                                                    Members'  Ownership     First
                                            First                                    Equity      of       Available
                                         Acquisition                     Fair        -Net     Investment  Redemption
Investment Funds                            Date          Cost           Value       Assets     Funds        Date          Liquidity
------------------------------------------------------------------------------------------------------------------------------------

Hedged Long/Short Equity Funds
------------------------------
Foundation Partners, L.P.                 7/1/2002    $   8,000,000   $   8,738,541   3.90%     8.52%         N/A          Quarterly
SAB Capital Partners, L.P.                4/1/2001        5,000,000       6,579,350   2.94%     1.00%         N/A           Annually
Spring Point Institutional Partners, L.P. 1/1/2004        7,000,000       7,165,510   3.20%     2.05%      12/31/2004      Quarterly
Swiftcurrent Partners, L.P.              10/1/2000        3,550,000       5,607,299   2.50%     1.44%         N/A           Annually
Tonga Partners, L.P.                     10/1/2000        3,060,553       7,109,318   3.18%     4.51%         N/A      Semi-annually
Basix Capital Fund, L.P.                  7/1/2004        6,000,000       5,986,927   2.67%     5.90%       7/1/2005       Quarterly
                                                      -------------------------------------
     Strategy Total                                      32,610,553      41,186,945  18.40%
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.             10/1/2002        8,748,954      10,408,508   4.65%     7.61%         N/A          Quarterly
Cadmus Capital Partners (QP), L.P.        7/1/2003        3,500,000       3,879,693   1.73%     2.64%       7/1/2004       Quarterly
Indus Asia Pacific Fund, L.P.             3/1/2004        3,000,000       3,204,507   1.43%     0.46%        3/31/05       Quarterly
Indus Japan Fund, L.P.                    3/1/2004        6,000,000       6,742,354   3.01%     0.88%        3/31/05       Quarterly
Palmyra Capital Institutional Fund, L.P.  1/1/2004        9,000,000       7,582,659   3.39%     3.76%         N/A          Quarterly
Quaker Capital Partners I, L.P.           1/1/2001        6,000,000      10,854,874   4.85%     3.02%         N/A           Annually
Phinity Capital, L.P.                    10/1/2004        3,000,000       3,149,157   1.41%     5.16%      10/1/2005       Quarterly
                                                      -------------------------------------
     Strategy Total                                      39,248,954       5,821,752  20.48%
Hedged Sector Funds
-------------------
Argus Healthcare Partners, L.P.          11/1/2003        5,000,000       5,026,833   2.25%     1.68%      12/31/2004  Semi-annually
Coatue Partners, L.P.                     1/1/2002        6,000,000       6,511,256   2.91%     1.50%         N/A          Quarterly
Durus Life Sciences Fund, LLC             1/1/2001          586,983       1,197,526   0.53%     2.05%         N/A                (1)
Endicott Partners II, L.P.                1/1/2003        6,500,000       7,262,112   3.24%     3.97%         N/A      Semi-annually
Vardon Partners II, L.P.                 10/1/2002        9,000,000      10,687,981   4.77%     8.26%         N/A          Quarterly
Longbow Partners, L.P.                    5/1/2004        9,200,000       9,708,803   4.34%     6.55%         N/A          Quarterly
Heirloom Qualified Partners, L.P.         4/1/2004        7,000,000       7,372,189   3.29%     4.68%       4/1/2005       Quarterly
                                                      -------------------------------------
     Strategy Total                                      43,286,983      47,766,700  21.33%
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.       7/1/2003        8,000,000       9,768,173   4.36%     0.75%       7/1/2004        Annually
JMG Capital Partners, L.P.               10/1/2000        6,750,000      11,133,160   4.97%     1.22%         N/A          Quarterly
K Capital  II, L.P.                       1/1/2001        8,000,000       8,880,054   3.97%     1.89%         N/A          Quarterly
Satellite Fund II, L.P.                  10/1/2000        3,000,000       4,350,079   1.94%     0.42%         N/A           Annually
Stark Investments Limited Partnership    10/1/2000        9,250,000      12,468,520   5.57%     0.68%         N/A           Annually
Castlerigg Partners, L.P.                 4/1/2004       13,000,000      13,908,906   6.21%     2.55%       4/1/2005       Quarterly
M&M Arbitrage LLC                         4/1/2004        4,000,000       4,231,344   1.89%     2.60%       4/1/2005       Quarterly
Aviator Partners, L.P.                    8/1/2004        5,000,000       4,886,151   2.18%     7.34%         N/A          Quarterly
Farallon Capital Partners                11/1/2004       10,000,000      10,638,785   4.75%     0.28%       1/1/2006        Annually
                                                      -------------------------------------
     Strategy Total                                      67,000,000      80,265,172  35.85%
                                                      -------------------------------------
Total Investments in Investment Funds                 $ 182,146,490     215,040,569  96.06%
                                                      =============
Other Assets, Less Liabilities                                            8,825,495   3.94%
                                                                      ---------------------
Members' Equity - Net Assets                                          $ 223,866,064 100.00%
                                                                      =====================

(1) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Douglas A. Lindgren
                         -------------------------------------------------
                           Douglas A. Lindgren, Principal Executive Officer
Date February 28, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
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By (Signature and Title)*   /s/ Robert Aufenanger
                         ------------------------------------------------
                         Robert Aufenanger, Principal Financial Officer
Date February 28, 2005
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